Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, as defined by the SEC’s regulations (“CAP”), and certain financial performance of the Company. For additional information regarding our compensation philosophy, objectives and structure of our performance-based compensation programs, and compensation decisions, please refer to "Compensation Discussion and Analysis".

The following table sets forth the compensation for our Chief Executive Officer (“CEO”) and the average compensation for our other Named Executive Officers (“Other NEOs”) for the fiscal years ended January 31, 2025, January 31, 2024, January 31, 2023, January 31, 2022 and January 31, 2021 (each, a “Covered Year”), in each case as reported in the Summary Compensation Table (“SCT”) and with certain adjustments to reflect the “compensation actually paid” to such individuals, as calculated in accordance with rules adopted by the SEC. “Compensation actually paid” ("CAP") does not reflect amounts actually realized by our CEO and Other NEOs and may be higher or lower than the amounts, if any, that are ultimately realized by such individuals.

The table below also provides information for each Covered Year on our cumulative Total Shareholder Return (“TSR”) and the cumulative TSR of our peer group, the Nasdaq Computer Index (with each such TSR determined for the period commencing on January 31, 2020), our Net Loss and our Revenue. We selected Revenue as our “most important financial performance measure” used to link CAP to our CEO and Other NEOs to our performance for the fiscal year ended January 31, 2025.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	SCT Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)(2)	SCT Average Total for Other NEOs ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(2)(4)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net (Loss) Income (thousands) ($)(6)	Revenue (thousands) ($)(7)
2025	15,843,345	(1,260,121)	7,544,277	(2,113,422)	167	289	(129,072)	2,006,443
2024	15,291,447	44,853,129	7,487,213	10,599,236	244	220	(176,600)	1,683,011
2023	13,229,190	(1,158,813)	6,426,612	(140,152)	131	142	(345,398)	1,284,040
2022	10,566,757	17,742,233	5,346,033	7,074,336	247	183	(306,866)	873,782
2021	8,528,435	75,870,778	5,498,881	8,929,732	225	146	(266,944)	590,380

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The Other NEOs for the fiscal year ended January 31, 2025 were Michael Gordon and Cedric Pech. The Other NEOs for the fiscal year ended January 31, 2024, January 31, 2023 and January 31, 2022 were Michael Gordon, Cedric Pech and Mark Porter. The Other NEOs for the fiscal year ended January 31, 2021 were Michael Gordon, Cedric Pech, Mark Porter and Eliot Horowitz.
Peer Group Issuers, Footnote	Total Shareholder Return shown in this table utilizes our cumulative total return to shareholders of our common stock relative to the Nasdaq Computer Index, which is the index included in the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report on Form 10-K for the fiscal year ended January 31, 2025. The comparison assumes $100 was invested in our common stock and in the Nasdaq Computer Index for the period commencing on January 31, 2020 and ending on January 31 of each Covered Year. All dollar values assume reinvestment of the gross dividends paid by companies included in the Nasdaq Computer Index. The stock price performance shown in the graph represents past performance and should not be considered an indication of future stock price performance.
PEO Total Compensation Amount	$ 15,843,345	$ 15,291,447	$ 13,229,190	$ 10,566,757	$ 8,528,435
PEO Actually Paid Compensation Amount	$ (1,260,121)	44,853,129	(1,158,813)	17,742,233	75,870,778
Adjustment To PEO Compensation, Footnote
(1)    The following table shows, for each Covered Year, the adjustments made to the total compensation shown for our CEO, Dev Ittycheria, on the SCT to arrive at CAP as reflected on the table above:

Adjustments to Determine CEO Compensation Actually Paid	Fiscal year ended January 31, 2025	Fiscal year ended January 31, 2024	Fiscal year ended January 31, 2023	Fiscal year ended January 31, 2022	Fiscal year ended January 31, 2021
SCT total amount	15,843,345	15,291,447	13,229,190	10,566,757	8,528,435
Subtract Amounts Reported under “Option Awards” and “Stock Awards” Columns in SCT for the Covered Year	15,046,370	14,825,835	12,797,690	10,135,257	8,096,935
Add Year-end Fair Value of Options Awards and Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	9,398,928	31,722,922	7,806,455	8,787,241	16,347,481
Add Fair Value on Vesting of Option Awards and Stock Awards Granted during Covered Year that Vested during Covered Year	1,072,206	2,670,818	889,080	2,388,178	2,924,375
Add change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Option Awards and Stock Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	(8,527,742)	6,507,392	(6,596,740)	2,449,600	36,282,788
Add change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Option Awards and Stock Awards Granted Prior to Covered Year that Vested during Covered Year	(4,000,488)	3,486,384	(3,689,107)	3,752,557	19,884,634
Subtract Fair Value of forfeited Stock Awards during Covered Year	—	—	—	66,843 (8)	—
TOTAL ADJUSTMENTS:	(17,103,466)	29,561,682	(14,388,003)	7,175,476	67,342,343
TOTAL COMPENSATION ACTUALLY PAID:	(1,260,121)	44,853,129	(1,158,813)	17,742,233	75,870,778

(2)    For purposes of the adjustments to determine CAP, we computed the fair value of stock option awards and other stock awards in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than the fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The valuation assumptions used in the calculation of such amounts are set forth in Note 10— Equity Incentive Plans and Employee Stock Purchase Plan in our Annual Report on Form 10-K for the fiscal year ended January 31, 2024.

Non-PEO NEO Average Total Compensation Amount	$ 7,544,277	7,487,213	6,426,612	5,346,033	5,498,881
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,113,422)	10,599,236	(140,152)	7,074,336	8,929,732
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows, for each Covered Year, the adjustments made to the average of the total compensation shown for the Other NEOs on the SCT to arrive at CAP as reflected on the table above:

Adjustments to Determine Average of Other NEOs' Compensation Actually Paid	Fiscal year ended January 31, 2025	Fiscal year ended January 31, 2024	Fiscal year ended January 31, 2023	Fiscal year ended January 31, 2022	Fiscal year ended January 31, 2021
SCT total amount	7,544,277	7,487,213	6,426,612	5,346,033	5,498,881
Subtract Amounts Reported under “Option Awards” and “Stock Awards” Columns in SCT for the Covered Year	6,922,864	6,912,855	5,974,289	4,694,131	5,043,575
Add Year-end Fair Value of Options Awards and Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	3,626,273	10,317,641	3,642,784	4,295,795	6,512,713
Add Fair Value on Vesting of Option Awards and Stock Awards Granted during Covered Year that Vested during Covered Year	482,817	957,110	416,788	872,769	1,337,571
Add change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Option Awards and Stock Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	(3,696,618)	2,243,152	(3,143,169)	829,978	6,746,122
Add change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Option Awards and Stock Awards Granted Prior to Covered Year that Vested during Covered Year	(1,997,051)	1,339,649	(1,508,880)	440,771	3,983,122
Subtract Fair Value of forfeited Stock Awards during Covered Year	1,150,256 (a)	4,832,674 (b)	—	16,880 (c)	10,105,101 (d)
TOTAL ADJUSTMENTS:	(9,657,699)	3,112,023	(6,566,765)	1,728,303	3,430,851
TOTAL COMPENSATION ACTUALLY PAID:	(2,113,422)	10,599,236	(140,152)	7,074,336	8,929,732

(a)     Reflects the forfeiture of equity awards by Mr. Gordon upon his stepping down as our Chief Operating Officer and Chief Financial Officer, effective January 31, 2025.
(b) Reflects the forfeiture of equity awards by Mr. Porter upon his stepping down as our Chief Technology Officer, effective July 2023.
(c)    Reflects performance-based stock awards that were forfeited as a result of attainment of company performance targets at a level that resulted in less than full vesting.
(d)     Reflects (i) the forfeiture of equity awards by Mr. Porter upon his resignation as a director on our board and in connection with his appointment as our Chief Technology Officer, effective July 2020, and (ii) the forfeiture of equity awards by Mr. Horowitz upon his resignation from his position as our Chief Technology Officer, effective July 2020.

Compensation Actually Paid vs. Total Shareholder Return
The graph below illustrates the TSR on a fixed $100 investment made as of January 31, 2020 in shares of our common stock and in the Nasdaq Computer Index. The stock price performance shown in the graph represents past performance and should not be considered an indication of future stock price performance.

The following chart sets forth the relationship between (i) the CAP of our CEO and the average CAP of our Other NEOs against (ii) MongoDB’s cumulative TSR for each Covered Year.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between (i) the CAP of our CEO and the average CAP of our Other NEOs (as shown in the left axis) against (ii) Revenue and (iii) Net Loss on the right axis, for each Covered Year.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between (i) the CAP of our CEO and the average CAP of our Other NEOs (as shown in the left axis) against (ii) Revenue and (iii) Net Loss on the right axis, for each Covered Year.

Tabular List, Table

Performance Measure	What it Measures
ARR Growth (%)	Percentage growth in ARR over a given time period
Net New ARR ($)	The net change in ARR over a given time period
Non-GAAP Operating Income	Earnings we generate adjusted for non-cash or irregular expenses
Operating Cash Flow ($)	Cash generated by our regular operating activities
Revenue ($)	Revenue we generate through our subscriptions and services offerings

Total Shareholder Return Amount	$ 167	244	131	247	225
Peer Group Total Shareholder Return Amount	289	220	142	183	146
Net Income (Loss)	$ (129,072)	$ (176,600)	$ (345,398)	$ (306,866)	$ (266,944)
Company Selected Measure Amount	2,006,443	1,683,011	1,284,040	873,782	590,380
PEO Name	Dev Ittycheria
Additional 402(v) Disclosure	Reflects “Net Loss” for each Covered Year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the Covered Years. For the avoidance of doubt, “Net Loss” is a GAAP measure.Reflects “Revenue” for each Covered Year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the Covered Years. For the avoidance of doubt, “Revenue” is a GAAP measure.
Measure:: 1
Pay vs Performance Disclosure
Name	ARR Growth (%)
Measure:: 2
Pay vs Performance Disclosure
Name	Net New ARR ($)
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Cash Flow ($)
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue ($)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,103,466)	$ 29,561,682	$ (14,388,003)	$ 7,175,476	$ 67,342,343
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,046,370)	(14,825,835)	(12,797,690)	(10,135,257)	(8,096,935)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,398,928	31,722,922	7,806,455	8,787,241	16,347,481
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,527,742)	6,507,392	(6,596,740)	2,449,600	36,282,788
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,072,206	2,670,818	889,080	2,388,178	2,924,375
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,000,488)	3,486,384	(3,689,107)	3,752,557	19,884,634
PEO | Performance Stock Unit, Fair Value, Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(66,843)	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,657,699)	3,112,023	(6,566,765)	1,728,303	3,430,851
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,922,864)	(6,912,855)	(5,974,289)	(4,694,131)	(5,043,575)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,626,273	10,317,641	3,642,784	4,295,795	6,512,713
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,696,618)	2,243,152	(3,143,169)	829,978	6,746,122
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	482,817	957,110	416,788	872,769	1,337,571
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,997,051)	1,339,649	(1,508,880)	440,771	3,983,122
Non-PEO NEO | Performance Stock Unit, Fair Value, Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,150,256)	$ (4,832,674)	$ 0	$ (16,880)	$ (10,105,101)